Schedule of short-term loans (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Oct. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Line of Credit Facility [Line Items]
Short term loans - bank and private lender		$ 204,240			$ 205,427
Short term loans - third parties			$ 113,000	86,894
Convertible notes payable		2,619,625
Bank and Private Lender [Member]
Line of Credit Facility [Line Items]
Short term loans - bank and private lender		204,240			205,427
Promissory Note [Member]
Line of Credit Facility [Line Items]
Convertible promissory note		60,000
Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Convertible notes payable		2,619,625
Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Convertible notes payable		$ 782,600
United Overseas Bank Limited [Member] | Bank and Private Lender [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[1]	United Overseas Bank Limited
Maturities	[1]	90 days from disbursement
Interest Rate	[1]	0.25%
Collateral/Guarantee	[1]	Collateral: Accounts receivable
Short term loans - bank and private lender	[1]	$ 185,592			184,491
United Overseas Bank Limited [Member] | Bank and Private Lender [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Interest Rate	[1]	5.25%
FS Capital Ptd. Ltd. [Member] | Bank and Private Lender [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		FS Capital Ptd. Ltd.
Maturities		Fully repaid in February, 2022
Collateral/Guarantee		Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder, and Kent Ridge Health Private Limited
Short term loans - bank and private lender					20,936
Interest Rate		18.00%
Funding Societies Pte. Ltd [Member] | Bank and Private Lender [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Funding Societies Pte. Ltd
Maturities		Due monthly from April 2022 to March 2023 (Extended to July 31, 2024)
Collateral/Guarantee		Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder
Short term loans - bank and private lender		$ 18,648
Interest Rate		30.00%
Koh Wee Sing [Member] | Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Koh Wee Sing
Maturities	[2]	Due on demand beginning in July 2022
Collateral/Guarantee		None
Interest Rate		60.00%
Short term loans - third parties					148,302
Kaufaman And Canoles Pc Kc [Member] | Promissory Note [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Kaufaman & Canoles, P. C. (“KC”)
Collateral/Guarantee		None
Interest Rate		0.00%
Maturities	[3]	Feb. 15, 2023
Convertible promissory note		$ 170,000
Maxim Group LLC [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Maxim Group LLC (“Maxim”)
Collateral/Guarantee		Automatically be converted into the Company’s ordinary shares at $5.00 per share if the balance is not being repaid by the maturity date
Interest Rate		0.00%
Maturities		Nov. 17, 2023
Convertible notes payable		$ 2,113,125
Menora Capital Pte Ltd [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Menora Capital Pte Ltd (“Menora”)
Collateral/Guarantee		Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date
Interest Rate		0.00%
Maturities		Nov. 17, 2023
Convertible notes payable		$ 87,500
Loeb And Loeb Llp [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Loeb & Loeb LLP (“Loeb”)
Collateral/Guarantee		(1) 60,000 of the Company ordinary share has been issued to Loeb, which is subject to be returned and cancellation if the Company repaid the full or part of the convertible note, and (2) Loeb has the right to sell the ordinary shares in public market and the earning from the sales should be offset the remaining balance of the convertible note
Interest Rate		0.00%
Maturities		Nov. 17, 2023
Convertible notes payable		$ 300,000
Shine Link Limited [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Shine Link Limited (“Shine Link”)
Collateral/Guarantee		Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date
Interest Rate		0.00%
Maturities		Nov. 17, 2023
Convertible notes payable		$ 119,000
Eight I Holdings Two Ptd Ltd [Member] | Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[4]	8i Holdings 2 Ptd Ltd (“8i Holding”)
Collateral/Guarantee	[4]	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date
Interest Rate	[4]	0.00%
Maturities	[4]	Nov. 17, 2023
Convertible notes payable	[4]	$ 82,600
Meng Dong James Tan [Member] | Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[5]	Meng Dong (James) Tan
Collateral/Guarantee	[5]	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date
Interest Rate	[5]	0.00%
Maturities	[5]	Nov. 17, 2023
Convertible notes payable	[5]	$ 700,000

[1]	On August 21, 2019, KRHSG entered into a revolving line of credit agreement with United Overseas Limited pursuant to which KRHSG may borrow up to approximately $593,208 (SGD 800,000) for operation purposes. The loan was guaranteed by Jamie Fan Wei Zhi, an immediate family member of a shareholder of the Company, and secured by KRHSG’s account receivable (see Note 6). The loan bears an average annual interest rate of 5.50% and its due within 90 days from the loan disbursement. The Company released Jamie Fan Wei Zhi as the guarantor of this loan on October 31, 2022.
[2]	On December 16, 2022, the Company has signed a loan agreement (“Agreement”) with Kent Ridge Health Pte Ltd (“KRHPL”), a related party. Pursuant to the Agreement, KRHPL agreed to fully remit the loan payment to Koh Wee Sing on behalf of the Company. As a result, such short-term loan- third party was transfer to other payable, related parties under KRHPL’s balance as of December 31, 2022.
[3]	This promissory note has a default interest of 15% per annum beginning on February 15, 2023 until paid in full. In June 2023, the Company and KC has entered into a settlement agreement (“the Agreement”) to settle the promissory note. Pursuant to the Agreement, the Company shall pay KC (1) $100,000 within two days of the dates that the Company’s US counsel, Loeb & Loeb, confirm that it has received from KC all information and documents necessary for them to prepare an amended S-1 registration statement covering the resale of securities, and (2) $60,000 within two business days after the date the first amendment to the registration statement is filed with the SEC.
[4]	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Holdings 2 Pte. Ltd. Mr. Tan has sole voting and dispositive power over the shares.
[5]	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.